Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Amount computed using the statutory rate, amount	$ (387,000)	$ (793,000)
Amount computed using the statutory rate, percent	(21.00%)	(21.00%)
Change in estimate, amount	$ (417,000)
Change in estimate, percent	(23.00%)
Non-taxable item - SBA loan forgiven, amount	$ (97,000)
Non-taxable item - SBA loan forgiven, percent	(5.00%)
Other, amount	$ 15,000	$ (1,000)
Other, percent	1.00%
Change in valuation allowance, amount	$ 886,000	$ 794,000
Change in valuation allowance, percent	48.00%	21.00%
Total income tax provision (benefit), amount
Total income tax provision (benefit), percent